UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 93.9%
	Canada: 2.0%
73,547	Canadian Imperial Bank of Commerce - XTSE	$6,172,047	0.9
425,114	Shaw Communications, Inc. - Class B	8,002,184	1.1
		14,174,231	2.0

	France: 11.0%
200,493	BNP Paribas	10,084,480	1.5
386,931	Cie de Saint-Gobain	14,381,109	2.1
114,700	Danone	8,564,172	1.2
748,790	Engie SA	10,554,774	1.5
341,200	Orange SA	5,865,316	0.8
93,097	Sanofi	8,440,243	1.2
188,700	Total SA	10,495,498	1.5
95,025	Vinci SA	8,291,903	1.2
		76,677,495	11.0

	Germany: 1.9%
33,100	Continental AG	5,001,770	0.7
144,122	Daimler AG	8,148,610	1.2
		13,150,380	1.9

	Ireland: 1.2%
88,500	Medtronic PLC	8,631,405	1.2

	Italy: 1.4%
310,987	ENI S.p.A.	5,017,903	0.7
361,887	UniCredit SpA	4,671,123	0.7
		9,689,026	1.4

	Japan: 5.8%
145,900	Japan Airlines Co. Ltd.	5,268,172	0.8
1,928,200	Mitsubishi UFJ Financial Group, Inc.	10,549,972	1.5
32,800	Murata Manufacturing Co., Ltd.	5,026,595	0.7
968,800	Nissan Motor Co., Ltd.	8,494,955	1.2
300,300	Sumitomo Mitsui Financial Group, Inc.	11,055,491	1.6
		40,395,185	5.8

	Netherlands: 3.4%
179,444	ArcelorMittal	4,104,019	0.6
343,667	Royal Dutch Shell PLC - Class A	10,395,198	1.5
161,500	Unilever NV	8,962,374	1.3
		23,461,591	3.4

	Singapore: 1.2%
2,418,800	Singapore Telecommunications Ltd.	5,439,469	0.8
149,500	United Overseas Bank Ltd.	2,745,034	0.4
		8,184,503	1.2

	South Korea: 0.6%
113,217	Samsung Electronics Co., Ltd.	4,242,373	0.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: 2.1%
149,400		ACS Actividades de Construccion y Servicios SA	$5,743,002	0.8
977,843		Telefonica S.A.	8,797,112	1.3
			14,540,114	2.1

		Switzerland: 5.6%
2,120,200		Glencore PLC	7,903,501	1.1
107,200		Nestle SA	9,145,553	1.3
45,181		Roche Holding AG	11,728,273	1.7
757,000		UBS Group AG	10,261,351	1.5
			39,038,678	5.6

		United Kingdom: 7.6%
2,330,813		Barclays PLC	4,839,836	0.7
2,196,600		Kingfisher PLC	6,996,551	1.0
550,200		Prudential PLC	10,846,501	1.5
330,950		SSE PLC	4,639,769	0.7
1,490,800		Standard Chartered PLC	11,629,596	1.7
6,418,354		Vodafone Group PLC	13,867,678	2.0
			52,819,931	7.6

		United States: 50.1%
50,500		Allergan PLC	7,908,300	1.1
84,100		American Electric Power Co., Inc.	6,537,934	0.9
47,306		Amgen, Inc.	9,851,474	1.4
115,851		Apple, Inc.	20,688,672	3.0
208,838		Bristol-Myers Squibb Co.	11,164,479	1.6
92,600		Bunge Ltd.	5,284,682	0.8
139,100		Carnival Corp.	8,386,339	1.2
353,639		Cisco Systems, Inc.	16,928,699	2.4
219,300		Citigroup, Inc.	14,208,447	2.0
163,300		ConocoPhillips	10,807,194	1.6
48,525		Eli Lilly & Co.	5,757,006	0.8
99,895		Eversource Energy	6,826,824	1.0
114,348		Exxon Mobil Corp.	9,090,666	1.3
184,650		Gap, Inc.	5,039,098	0.7
1,515,231		General Electric Co.	11,364,233	1.6
122,400		Gilead Sciences, Inc.	8,805,456	1.3
117,664		Intel Corp.	5,802,012	0.8
92,331		International Business Machines Corp.	11,473,973	1.7
152,700		Las Vegas Sands Corp.	8,389,338	1.2
344,044	(1)	Mattel, Inc.	4,782,212	0.7
65,975		McDonald's Corp.	12,436,947	1.8
150,800		Merck & Co., Inc.	11,964,472	1.7
261,347		Metlife, Inc.	11,663,917	1.7
178,176		Microsoft Corp.	19,757,937	2.8
317,100		Mosaic Co.	11,415,600	1.6
222,700		Oracle Corp.	10,858,852	1.6
257,787		Pfizer, Inc.	11,917,493	1.7
125,000		Philip Morris International, Inc.	10,816,250	1.6
69,104		PNC Financial Services Group, Inc.	9,382,941	1.3
101,682		Procter & Gamble Co.	9,609,966	1.4
198,982		Qualcomm, Inc.	11,592,691	1.7
216,402		Schlumberger Ltd.	9,759,730	1.4
96,083		Verizon Communications, Inc.	5,793,805	0.8

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)

		United States: (continued)
135,500	Walmart, Inc.	$13,231,575	1.9
		349,299,214	50.1

	Total Common Stock (Cost $706,699,426)	654,304,126	93.9

	Value	Percentage of Net Assets
PURCHASED OPTIONS (2): 0.1%
Total Purchased Options (Cost $619,688)	886,187	0.1

Total Long-Term Investments (Cost $707,319,114)	655,190,313	94.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Mutual Funds: 4.3%
29,998,560	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.110% (Cost $29,998,560)	29,998,560	4.3

	Total Short-Term Investments (Cost $29,998,560)	29,998,560	4.3

	Total Investments in Securities (Cost $737,317,674)	$685,188,873	98.3
	Assets in Excess of Other Liabilities	11,671,029	1.7
	Net Assets	$696,859,902	100.0

(1)	Non-income producing security.
(2)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(3)	Rate shown is the 7-day yield as of November 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	17.0%
Information Technology	15.3
Health Care	13.7
Consumer Discretionary	9.7
Consumer Staples	9.5
Energy	8.0
Communication Services	6.8
Industrials	6.5
Utilities	4.1
Materials	3.3
Purchased Options	0.1
Short-Term Investments	4.3
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2018 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Common Stock
Canada	$14,174,231	$–	$–	$14,174,231
France	–	76,677,495	–	76,677,495
Germany	–	13,150,380	–	13,150,380
Ireland	8,631,405	–	–	8,631,405
Italy	–	9,689,026	–	9,689,026
Japan	–	40,395,185	–	40,395,185
Netherlands	–	23,461,591	–	23,461,591
Singapore	–	8,184,503	–	8,184,503
South Korea	–	4,242,373	–	4,242,373
Spain	–	14,540,114	–	14,540,114
Switzerland	–	39,038,678	–	39,038,678
United Kingdom	–	52,819,931	–	52,819,931
United States	349,299,214	–	–	349,299,214
Total Common Stock	372,104,850	282,199,276	–	654,304,126
Purchased Options	–	886,187	–	886,187
Short-Term Investments	29,998,560	–	–	29,998,560
Total Investments, at fair value	$402,103,410	$283,085,463	$–	$685,188,873
Other Financial Instruments+
Futures	141,478	–	–	141,478
Total Assets	$402,244,888	$283,085,463	$–	$685,330,351
Liabilities Table
Other Financial Instruments+
Futures	$(1,522,354)	$–	$–	$(1,522,354)
Written Options	–	(3,876,798)	–	(3,876,798)
Total Liabilities	$(1,522,354)	$(3,876,798)	$–	$(5,399,152)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2018, the following futures contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
EURO STOXX 50® Index	(886)	12/21/18	$(31,726,325)	$(132,586)
FTSE 100 Index	(418)	12/21/18	(37,119,218)	141,478
Nikkei 225 Index	(176)	12/13/18	(17,345,725)	(509,629)
S&P 500® E-Mini	(334)	12/21/18	(46,063,610)	(880,139)
			$(132,254,878)	$(1,380,876)

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2018 (Unaudited) (Continued)

At November 30, 2018, the following over-the-counter purchased foreign currency options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Put EUR vs. Call USD	BNP Paribas S.A.	12/20/18	1.147	USD	14,250,000	$71,250	$191,056
Put EUR vs. Call USD	Societe Generale	01/18/19	1.117	USD	15,000,000	67,500	63,028
Put EUR vs. Call USD	BNP Paribas S.A.	02/20/19	1.113	USD	13,000,000	64,350	70,896
Put GBP vs. Call USD	BNP Paribas S.A.	12/20/18	1.276	USD	15,000,000	94,500	199,214
Put GBP vs. Call USD	Societe Generale	01/18/19	1.249	USD	14,500,000	101,500	161,777
Put GBP vs. Call USD	Societe Generale	02/20/19	1.216	USD	13,000,000	116,350	118,237
Put JPY vs. Call USD	BNP Paribas S.A.	12/20/18	114.800	USD	10,000,000	40,000	14,785
Put JPY vs. Call USD	Morgan Stanley & Co. International PLC	02/20/19	114.950	USD	8,250,000	34,238	41,368
Put USD vs. Call USD	Morgan Stanley & Co. International PLC	01/18/19	114.800	USD	7,500,000	30,000	25,826
						$619,688	$886,187

At November 30, 2018, the following OTC written foreign currency options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value

Put USD vs. Call EUR	BNP Paribas S.A.	12/20/18	1.215	USD	14,250,000	$71,250	$(62)
Put USD vs. Call EUR	Societe Generale	01/18/19	1.187	USD	15,000,000	67,500	(8,693)
Put USD vs. Call EUR	BNP Paribas S.A.	02/20/19	1.179	USD	13,000,000	64,350	(35,028)
Put USD vs. Call GBP	BNP Paribas S.A.	12/20/18	1.372	USD	15,000,000	94,500	(3,958)
Put USD vs. Call GBP	Societe Generale	01/18/19	1.349	USD	14,500,000	101,500	(41,976)
Put USD vs. Call GBP	Societe Generale	02/20/19	1.338	USD	13,000,000	116,350	(94,741)
Put USD vs. Call JPY	BNP Paribas S.A.	12/20/18	107.420	USD	10,000,000	40,000	(1,045)
Put USD vs. Call JPY	Morgan Stanley & Co. International PLC	01/18/19	107.370	USD	7,500,000	30,000	(5,878)
Put USD vs. Call JPY	Morgan Stanley & Co. International PLC	02/20/19	107.270	USD	8,250,000	34,238	(17,988)
						$619,688	$(209,369)

At November 30, 2018, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

EURO STOXX 50® Index	Morgan Stanley & Co. International PLC	Call	12/07/18	3,233.000	EUR	3,900	12,375,207	$233,372	$(56,357)
EURO STOXX 50® Index	Societe Generale	Call	12/21/18	3,250.823	EUR	3,800	12,057,894	223,500	(86,421)
EURO STOXX 50® Index	BNP Paribas S.A.	Call	01/04/19	3,226.685	EUR	3,900	12,375,207	215,824	(157,532)
FTSE 100 Index	BNP Paribas S.A.	Call	12/07/18	7,100.000	GBP	1,600	11,168,384	201,828	(46,843)
FTSE 100 Index	BNP Paribas S.A.	Call	12/21/18	7,167.834	GBP	1,500	10,470,360	196,676	(65,410)
FTSE 100 Index	BNP Paribas S.A.	Call	01/04/19	7,140.448	GBP	1,600	11,168,384	194,005	(124,744)
Nikkei 225 Index	BNP Paribas S.A.	Call	12/07/18	22,974.000	JPY	41,200	920,863,672	139,481	(22,909)
Nikkei 225 Index	Societe Generale	Call	12/21/18	22,687.000	JPY	43,200	965,565,792	179,769	(93,144)
Nikkei 225 Index	BNP Paribas S.A.	Call	01/04/19	22,039.050	JPY	44,800	1,001,327,488	157,420	(254,924)
S&P 500®	Societe Generale	Call	12/07/18	2,828.419	USD	29,800	82,253,066	1,215,393	(145,233)
S&P 500®	Societe Generale	Call	12/21/18	2,765.223	USD	28,900	79,768,913	1,312,262	(1,264,932)
S&P 500®	BNP Paribas S.A.	Call	01/04/19	2,781.285	USD	29,200	80,596,964	1,170,429	(1,348,980)
								$5,439,959	$(3,667,429)

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2018 (Unaudited) (Continued)

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$886,187
Equity contracts	Futures contracts	141,478
Total Asset Derivatives		$1,027,665

Liability Derivatives	Instrument Type
Equity Contracts	Futures contracts	$1,522,354
Equity Contracts	Written options	3,667,429
Foreign exchange contracts	Written options	209,369
Total Liability Derivatives		$5,399,152

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2018:

	BNP Paribas S.A.	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Assets:
Purchased Options	$475,951	$67,194	$343,042	$886,187
Total Assets	$475,951	$67,194	$343,042	$886,187

Liabilities:
Written options	$2,061,435	$80,223	$1,735,140	$3,876,798
Total Liabilities	$2,061,435	$80,223	$1,735,140	$3,876,798

Net OTC derivative instruments by counterparty, at fair value	$(1,585,484)	$(13,029)	$(1,392,098)	(2,990,611)

Total collateral pledged by the Fund/(Received from counterparty)	$1,330,000	$13,029	$730,000	$2,073,029

Net Exposure(1)(2)	$(255,484)	$-	$(662,098)	$(917,582)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2)	At November 30, 2018, the Fund had pledged $170,000 in cash collateral to Morgan Stanley & Co. International PLC. Excess cash collateral is not shown for financial reporting purposes.

At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $738,583,678.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$71,628,297
Gross Unrealized Depreciation	(123,147,298)

Net Unrealized Depreciation	$(51,519,001)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2019